Income Taxes - Summary of Income Tax Recognized in Consolidated Statement of Other Comprehensive Income (OCI) (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax related to items charged or recognized directly in OCI during the year:
Unrealized (gain) loss on cash flow hedges	$ (373)	$ (208)	$ (160)
Remeasurements of the net defined benefit liability	(192)	152	(61)
Total income tax recognized in OCI	(565)	(56)	(221)
Income tax related to items charged or recognized directly in OCI as of year-end:
Unrealized loss (gain) on derivative financial instruments	(481)	(128)	59
Comprehensive income to be reclassified to profit or loss in subsequent periods	(481)	(128)	59
Re-measurements of the net defined benefit liability	(240)	(56)	(199)
Balance of income tax in AOCI	$ (721)	$ (184)	$ (140)